Average Annual Total Returns - PRUDENTIAL DAY ONE 2045 FUND		Sep. 29, 2020	Sep. 28, 2020	Sep. 27, 2020
Prudential Day One 2045 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year				24.50%
Since Inception	[1]			11.85%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			24.02%
Since Inception	[1]		11.41%
Class R1
Average Annual Return:
1 Year		22.85%
Since Inception		9.58%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		23.25%
Since Inception		9.88%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		23.45%
Since Inception		10.01%
Inception Date		Dec. 13, 2016
Class R4
Average Annual Return:
1 Year		23.60%
Since Inception		10.14%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		23.64%
Since Inception		10.26%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year		23.80%
Since Inception		10.46%
Inception Date		Dec. 13, 2016
Class R6 | Return After Taxes on Distributions
Average Annual Return:
1 Year			22.05%
Since Inception			9.04%
Inception Date			Dec. 13, 2016
Class R6 | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year			15.01%
Since Inception			7.80%
Inception Date			Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.